Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
		May 06, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 413	$ 813		$ 1,264	$ 1,617	$ 3,295	$ 3,768
Impairment of Intangible Assets, Finite-lived					$ 1,355
Sale of Stock, Price Per Share									$ 5.50
Goodwill, Impairment Loss	[1]							0	$ 65,757
Impairment of Intangible Assets (Excluding Goodwill)		$ 11,937
Carrying Value Percentage Of Patents		88.70%
Finite-Lived Intangible Assets, Net		$ 1,526	$ 3,426			$ 3,426		$ 16,476	$ 17,625

[1]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative Discontinued operations.